Fair Value (Carrying Value Of Assets Measured At Fair Value On Nonrecurring Basis By Level) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	¥ 6,425	[1]	¥ 32,400	[1]
Loans, Carrying value, Total	395,724		363,543
Loans, Loans held for sale, Carrying value	5,696		1,976
Loans, Collateral dependent loans, Carrying value	390,028		361,567
Premises and equipment, Carrying value	6,430		18,740
Intangible assets, Carrying value	107		34,729
Other assets, Carrying value, Total	52,866		476,484
Other assets, Investments in equity method investees, Carrying value	47,632	[1]	471,042	[1],[2]
Other assets, Other, Carrying value	5,234		5,442
Assets at fair value, Total	461,552		925,896
Investment securities valued at net asset value	3,851		8,400
Unfunded commitments related to investment securities valued at net asset value	1,394		4,324
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	9,325		10,888
Loans, Collateral dependent loans, Carrying value	9,325		10,888
Other assets, Carrying value, Total	37,897		464,819
Other assets, Investments in equity method investees, Carrying value	37,897	[1]	464,819	[1]
Assets at fair value, Total	47,222		475,707
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	23,487		19,692
Loans, Loans held for sale, Carrying value	4,696		1,898
Loans, Collateral dependent loans, Carrying value	18,791		17,794
Assets at fair value, Total	23,487		19,692
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	6,425	[1]	32,400	[1]
Loans, Carrying value, Total	362,912		332,963
Loans, Loans held for sale, Carrying value	1,000		78
Loans, Collateral dependent loans, Carrying value	361,912		332,885
Premises and equipment, Carrying value	6,430		18,740
Intangible assets, Carrying value	107		34,729
Other assets, Carrying value, Total	14,969		11,665
Other assets, Investments in equity method investees, Carrying value	9,735	[1]	6,223	[1]
Other assets, Other, Carrying value	5,234		5,442
Assets at fair value, Total	¥ 390,843		¥ 430,497

[1]	Includes investments valued at net asset value of ¥8,400 million and ¥3,851 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,394 million at March 31, 2012 and September 30, 2012, respectively. These investments are private equity funds.
[2]	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.